Law Offices

                       STRADLEY RONON STEVENS & YOUNG, LLP

                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                 (215) 564-8000

                                  July 31, 2009


VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission 100 F Street, N.E.
Washington, DC 20549

                  Re:      Aberdeen Funds
                           File Nos. 333-146680 and 811-22132
                           ----------------------------------

Ladies and Gentlemen:

                  In connection with the registration by Aberdeen Funds (the "Trust"), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933 (the "1933 Act"), we are transmitting herewith the Trust's registration statement on Form N-14, including exhibits (the "Registration Statement"). The Registration Statement is being filed to register shares of beneficial interest that will be issued to the shareholders of the Aberdeen Emerging Markets Fund, a series of The Advisors' Inner Circle Fund II (the "Acquired Fund"), in connection with the transfer of assets and assumption of liabilities of the Acquired Fund in exchange for shares of beneficial interest of the Aberdeen Emerging Markets Institutional Fund, a series of the Trust (the "Acquiring Fund"). The combined Proxy Statement/Prospectus contained in this filing will be used in the solicitation of proxies of the shareholders of the Acquired Fund to approve an Agreement and Plan of Reorganization. A post-effective amendment to the Trust's registration statement on form N-1A was filed on June 1, 2009, in order to register the shares of the Aberdeen Emerging Markets Institutional Fund and is proposed to go effective on August 15, 2009.

                  Pursuant to Rule 488 under the 1933 Act, the Trust hereby proposes that the Registration Statement become effective on August 30, 2009.

                  The Trust has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.

                  Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8104 or, in my absence, to Kenneth L. Greenberg, Esq. at (215) 564-8149.

                                                          Sincerely,


                                                          /s/ Amy G. Smith
                                                          ------------------
                                                          Amy G. Smith, Esq.